Note 11 - Earnings Per Common Share (Detail) - Reconciliation of Basic and Fully Diluted Earnings per Common Share (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Income available to common stockholders (in Dollars)	$ 180,099	$ 1,842,186
Weighted-average shares outstanding	18,949,556	18,902,782
Effect of dilutive securities	142,293	152,718
Weighted-average shares outstanding - assuming dilution	19,091,849	19,055,500
Earnings per common share (in Dollars per share)	$ 0.01	$ 0.10
Earnings per common share - assuming dilution (in Dollars per share)	$ 0.01	$ 0.10